FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy prescribed by US GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that may be used to measure fair value are:

•	Level 1 – Quoted prices for identical instruments in active markets;

•
Level 2 – Quoted market prices for similar instruments in active markets; quoted prices for identical instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

•
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable, such as those used in pricing models or discounted cash flow methodologies, for example.

The applicable level within the fair value hierarchy is the lowest level of any input that is significant to the fair value measurement.
Derivative
The fair values of the FCX Contingent Payments Provisions (Level 3) were estimated using a Monte Carlo simulation model, which calculated the probabilities of the daily closing WTI spot price exceeding the Price Targets on a daily averaging basis during the 12-month payment measurement period ending on June 30, 2017. The probabilities were applied to the payout at each price target to calculate the probability-weighted expected payout. The following were the significant inputs used in the valuation of the FCX Contingent Payments Provisions: the WTI Spot Price on the valuation date, the expected volatility, and the risk-free interest rate, and the slope of the WTI forward curve, which were $47.48, 37.5%, 0.765% and 5.5% at May 23, 2016, respectively, and $53.72, 28.557%, 0.734%, and 11.205% at December 31, 2016, respectively. The expected volatility was estimated from the implied volatility rates of WTI crude futures. The risk-free rate was based on yields of U.S. Treasury securities commensurate with the remaining term of the FXC Contingent Payments. At December 31, 2016, the Company valued the FCX Contingent Payments Provisions in the amount of $6.1 million which was classified as Prepaid expenses and other current assets on the Consolidated Balance Sheet. In January 2017, the Company and FCX settled the First FCX Contingent Payment Provision with a $6.0 million payment received by the Company (see Note 1). The Second FCX Contingent Payment Provision had no value at maturity, as the average price of WTI crude oil did not meet the terms specified in the FCX Agreement; therefore, no payment was due to the Company (see Note 6).
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets measured at fair value on a recurring basis are presented below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2017:
Assets - cash equivalents	$1,332.1	$1,332.1	$—	$—
Other assets (Egyptian Pounds)	2.2	2.2	—	—
Other assets (Angolan Kwanza)	4.3	4.3	—	—

December 31, 2016:
Assets - cash equivalents	$1,242.3	$1,242.3	$—	$—
Derivative	6.1	—	—	6.1
Other assets (Egyptian Pounds)	4.2	4.2	—	—

At December 31, 2016, the Company had FCX Contingent Payments Provisions in the amount of $6.1 million, which is classified as Prepaid expenses and other current assets on the Consolidated Balance Sheet.
At December 31, 2017 and 2016, the Company held Egyptian pounds in the amount of $2.2 million and $4.2 million, respectively, which are classified as Other assets on the Consolidated Balance Sheets. The Company ceased drilling operations in Egypt in 2014, and is currently working to obtain access to the funds for use outside Egypt to the extent they are not utilized.
Given stricter foreign currency exchange controls in Angola, the Company determined in May 2017 that its previous method of converting Angola Kwanza to USD is likely no longer feasible. As a result, at December 31, 2017, the Company classified its Angolan Kwanza USD equivalent balance of $4.3 million as a non-current asset in Other assets on the Consolidated Balance Sheet. Currently, the Company considers the amounts to be recoverable and will continue to evaluate options to convert the Angolan Kwanza to USD.
Trade receivables and trade payables, which are required to be measured at fair value, have carrying values that approximate their fair values due to their short maturities.
Assets Measured at Fair Value on a Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis and whose carrying values were remeasured during the years ended December 31 are set forth below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
2016:
Property and equipment, net (1)	$9.3	$—	$—	$9.3	$(34.3)

2015:
Property and equipment, net (2)	$128.0	$—	$—	$128.0	$(329.8)

(1) This represents a non-recurring fair value measurement made at September 30, 2016 for five jack-up drilling units.
(2) This represents a non-recurring fair value measurement made at September 30, 2015 for ten jack-up drilling units.

In 2016, the Company recognized non-cash asset impairment charges aggregating $34.3 million on five of its jack-up drilling units having an aggregate net carrying value of $43.6 million prior to the write-down. Two of these jack-up drilling units were sold in the fourth quarter of 2016 for gross proceeds of approximately $5.0 million and the Company recognized a net loss on sale of $1.2 million. In 2015, the Company recognized non-cash asset impairment charges aggregating $329.8 million on ten of its jack-up drilling units having an aggregate net carrying value of $457.8 million prior to the write-down. Impairment charges are included in Material Charges and Other Operating Items on the Consolidated Statements of Operations (see "Impairment of Long-lived Assets" in Note 2). The financial information for these rigs has been reported as part of the Jack-ups segment.
Other Fair Value Measurements
Financial instruments not required to be measured at fair value consist of the Company’s publicly traded debt securities. The Company's publicly traded debt securities had a carrying value of $2.510 billion at December 31, 2017, and an estimated fair value at that date aggregating $2.262 billion, compared to a carrying and fair value of $2.680 billion and $2.448 billion, respectively, at December 31, 2016. Fair values of the Company's publicly traded debt securities were provided by a broker who makes a market in such securities and were measured using a market-approach valuation technique, which is a Level 2 fair value measurement.
Concentrations of Credit Risk
The Company invests its excess cash primarily in time deposits and high-quality money market accounts at several large commercial banks with strong credit ratings, and therefore believes that its risk of loss is minimal.
The Company’s customers largely consist of major international oil companies, national oil companies and large investment-grade exploration and production companies. The Company routinely evaluates and monitors the credit quality of potential and current customers. The Company maintains reserves for credit losses when necessary and actual losses have been within management's expectations.
Revenue and receivables from transactions with external customers that amount to 10% or more of revenue during the years ended December 31 are set forth below:
Percentage of revenue from major customers:

	Years ended December 31,
	2017	2016	2015
Saudi Aramco (2)	29%	20%	19%
Anadarko (3)	17%	8%	10%
Cobalt International (1) (3)	14%	12%	8%
Repsol (3)	7%	12%	5%
ConocoPhillips (2)	7%	11%	13%
Freeport-McMoRan (3)	—%	12%	6%

(1) The year ended December 31, 2017 includes amortization of $95.9 million of revenue deferred in 2016 related to a contract amendment to the Company's subsidiary's drilling contract with Cobalt International (See Note 1).

(2) Included in the Jack-ups Segment
(3) Included in the Deepwater Segment
Percentage of receivables from major customers:

	December 31,
	2017	2016	2015
Saudi Aramco (1)	34%	32%	34%
Anadarko (2)	19%	4%	9%
Cobalt International (2)	—%	19%	5%
Repsol (2)	5%	12%	1%
ConocoPhillips (1)	8%	8%	12%
Freeport-McMoRan (2)	—%	—%	9%

(1) Included in the Jack-ups Segment
(2) Included in the Deepwater Segment